Related Party Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

13. RELATED PARTY TRANSACTIONS

For the year ended December 31, 2023, the operating entity sold a motor vehicle to Beijing Hanzhenyuan international hotel Co., Ltd. (“Beijing Hanzhenyuan”), a company controlled by a shareholder of the Company, with a net carrying value of RMB738, and recorded loss on sale of fixed assets of RMB85. As of December 31, 2023 and 2024, the amount due from Beijing Hanzhenyuan was RMB738 and RMB738, which was fully collected subsequently on March 17, 2025.

For the year ended December 31, 2024, the Company obtained a working capital loan from Jiahe Developments Limited, which is controlled by Mr. Zhenfa Han, the principal shareholder, director, and chairman of the board of the directors of the Company, in the amount of RMB146. As of December 31, 2024, the amount due to Jiahe Developments Limited was RMB146, which was fully repaid on January 27, 2025.

For the six months ended June 30, 2025 and 2026, the operating entity purchased goods from Jilin Huazheng Agriculture and Animal Husbandry Development Co., Ltd. (“Jilin Huazheng”), which is controlled by Mr. Zhenfa Han, the principal shareholder, director, and chairman of the board of the Company, in the amount of RMB124 and RMB62 (US$9), respectively. As of June 30, 2026, advances to Jilin Huazheng amounted to RMB16 (US$2), and the related goods are expected to be received before the end of 2026.

For the six months ended June 30, 2025, the operating entity provided a working capital loan to Jilin Huazheng, in the amount of RMB7,000, which was fully repaid on June 30, 2025.

For the six months ended June 30, 2025, the operating entity purchased venue and catering services from Beijing Hanzhenyuan International Hotel Co., Ltd. (“Beijing Hanzhenyuan”), which is controlled by a shareholder of the Company, in the amount of RMB746.

As of December 31, 2025 and June 30, 2026, bank loans from China Minsheng Bank Jilin Branch and Bank of Jilin amounting to RMB20,000 and RMB19,900 (US$2,932), respectively, were guaranteed by Jilin Zhengye Group Co., Ltd., a company controlled by Mr. Zhenfa Han, the principal shareholder, director, and chairman of the board of the Company (see Note 7).